Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation. The unaudited condensed consolidated interim financial statements of Wright Medical Group, Inc. (WMG, legacy Wright, we, us, or our) have been prepared in accordance with accounting principles generally accepted (GAAP) in the United States (U.S.) for interim financial statements. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with our consolidated financial statements and related notes included in our Annual Report on Form 10-K for the year ended December 31, 2014, as filed with the U.S. Securities and Exchange Commission (SEC) on February 26, 2015.
On October 1, 2015, we completed our previously announced merger with Tornier N.V. (Tornier). See Note 14 to the consolidated financial statements for additional information regarding the merger.
In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments necessary for a fair presentation of our interim financial results. All such adjustments are of a normal and recurring nature. The results of operations for any interim period are not indicative of results for the full fiscal year.
The accompanying unaudited condensed consolidated interim financial statements include our accounts and those of our domestic and international subsidiaries, all of which are wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.
The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates.
Fair Value of Financial Instruments. The carrying values of cash and cash equivalents, accounts receivable, and accounts payable approximate the fair values of these financial instruments as of September 30, 2015 and December 31, 2014 due to their short maturities or variable rates.
The outstanding $632.5 million of our 2.00% Convertible Senior Notes maturing in 2020 (2020 Notes) are carried at cost, net of unamortized discount. The estimated fair value of the 2020 Notes was approximately $605.4 million at September 30, 2015, based on a quoted price in an active market (Level 1).
The remaining outstanding $60 million of our 2.00% Convertible Senior Notes maturing in 2017 (2017 Notes) are carried at cost, net of unamortized discount. The estimated fair value of the 2017 Notes was approximately $63.6 million at September 30, 2015, based on a quoted price in an active market (Level 1).
Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, requires fair value measurements be classified and disclosed in one of the following three categories:
Level 1: Financial instruments with unadjusted, quoted prices listed on active market exchanges.
Level 2: Financial instruments determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3: Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.
We use a third-party provider to determine fair values of our available-for-sale debt securities. The third-party provider receives market prices for each marketable security from a variety of industry standard data providers, security master files from large financial institutions and other third-party sources with reasonable levels of price transparency. The third-party provider uses these multiple prices as inputs into a pricing model to determine a weighted average price for each security. We have controls in place to review the third party provider's qualifications and procedures used to determine fair values and to validate the prices used in their determination of fair value. We classify our investment in U.S. Treasury bills and bonds and corporate equity securities as Level 1 based upon quoted prices in active markets. All other marketable securities are classified as Level 2 based upon the other than quoted prices with observable market data. These include U.S. agency debt securities, certificates of deposit, commercial paper, and corporate debt securities.
During the third quarter of 2012, we issued $300 million of the 2017 Notes, and we recorded a derivative liability for the conversion feature (2017 Notes Conversion Derivative) of such 2017 Notes. Additionally, we entered into convertible notes hedging transactions (2017 Notes Hedges) in connection with the issuance of our 2017 Notes. On February 13, 2015, in connection with our issuance of the $632.5 million of the 2020 Notes, we used approximately $292 million of the net proceeds from the offering to repurchase approximately $240 million aggregate principal amount of our outstanding 2.00% cash convertible senior notes due 2017 in privately negotiated transactions, and settled all of the 2017 Notes Hedges. The 2017 Notes Conversion Derivative is measured at fair value using Level 3 inputs. These instruments are not actively traded and are valued using an option pricing model that uses observable and unobservable market data for inputs.
On February 13, 2015, we issued $632.5 million of the 2020 Notes, and we have recorded a derivative liability for the conversion feature (2020 Notes Conversion Derivative) of such 2020 Notes. Additionally, we entered into convertible notes hedging transactions (2020 Notes Hedges) in connection with the issuance of the 2020 Notes. The 2020 Notes Hedges and the 2020 Notes Conversion Derivative are measured at fair value using Level 3 inputs. These instruments are not actively traded and are valued using an option pricing model that uses observable and unobservable market data for inputs.
To determine the fair value of the embedded conversion option in the 2017 Notes Conversion Derivative and 2020 Notes Conversion Derivative, a trinomial lattice model was used. A trinomial stock price lattice generates three possible outcomes of stock price - one up, one down, and one stable. This lattice generates a distribution of stock prices at the maturity date and throughout the life of the 2017 Notes and 2020 Notes. Using this stock price lattice, a convertible note lattice was created where the value of the embedded conversion option was estimated by comparing the value produced in a convertible note lattice with the option to convert against the value without the ability to convert. In each case, the convertible note lattice first calculates the possible convertible note values at the maturity date, using the distribution of stock prices, which equals to the maximum of (x) the remaining bond cash flows and (y) stock price times the conversion price. The values of the 2017 Notes Conversion Derivative and 2020 Notes Conversion Derivative at the valuation date was estimated using the values at the maturity date and moving back in time on the lattices (both for the lattice with the conversion option and without the conversion option). Specifically, at each node, if the 2017 Notes or 2020 Notes are eligible for early conversion, the value at this node is the maximum of (i) converting to stock, which is the stock price times the conversion price, and (ii) holding onto the 2017 Notes and 2020 Notes, which is the discounted and probability-weighted value from the three possible outcomes at the future nodes plus any accrued but unpaid coupons that are not considered at the future nodes. If the 2017 Notes or 2020 Notes are not eligible for early conversion, the value of the conversion option at this node equals to (ii). In the lattice, a credit adjustment was applied to the discount for each cash flow in the model as the embedded conversion option, as well as the coupon and notional payments, is settled with cash instead of shares.

To estimate the fair value of the 2020 Notes Hedges, we used the Black-Scholes formula combined with credit adjustments, as the bank counterparties have credit risk and the call options are cash settled. We assumed that the call options will be exercised at the maturity since our common stock does not pay any dividends and management does not expect to declare dividends in the near term.

The following assumptions were used in the fair market valuations of the 2017 Notes Conversion Derivative and 2020 Notes Conversion Derivative and 2020 Notes Hedges as of September 30, 2015:

	2017 Notes Conversion Derivative	2020 Notes Conversion Derivative	2020 Notes Hedge
Stock Price Volatility (1)	43%	43%	43%
Credit Spread for Wright (2)	5.4%	6.4%	NA
Credit Spread for Deutsche Bank AG (3)	N/A	N/A	0.9%
Credit Spread for Wells Fargo Securities, LLC (3)	N/A	N/A	0.5%
Credit Spread for JPMorgan Chase Bank (3)	N/A	N/A	0.7%

(1)	Volatility selected based on historical and implied volatility of common shares of Wright Medical Group, Inc.

(2)	Credit spread implied from traded price.

(3)	Credit spread of each bank is estimated using CDS curves. Source: Bloomberg.
As part of the acquisitions of EZ Concepts Surgical Device Corporation, d/b/a EZ FrameTM and CCI® Evolution Mobile Bearing Total Ankle Replacement system (CCI acquisition), completed in 2010 and 2011, respectively, we have recorded $0.2 million of contingent liabilities for potential future cash payments related to these transactions as of September 30, 2015. The fair value of the contingent consideration associated with each of the acquisitions noted above as of September 30, 2015, was determined using a discounted cash flow model and probability adjusted estimates of the future earnings and is classified in Level 3.
As part of the acquisition of WG Healthcare in 2013, we have recorded contingent consideration of approximately $1.6 million as of September 30, 2015. The fair value of the contingent consideration associated with this acquisition as of September 30, 2015, was determined using a discounted cash flow model, utilizing a 12% discount rate and probability adjusted estimates of the future earnings and is classified in Level 3.
As part of the acquired sales and distribution business of Surgical Specialties Australia Pty. Ltd, in 2015, we have recorded contingent consideration of approximately $1.5 million as of September 30, 2015. The fair value of the contingent consideration associated with this acquisition as of September 30, 2015, was determined using a discounted cash flow model, utilizing a 14% discount rate and probability adjusted estimates of the future earnings and is classified in Level 3.
On March 1, 2013, as part of the acquisition of BioMimetic Therapeutics, Inc. (BioMimetic), we issued Contingent Value Rights (CVRs) as part of the merger consideration. Each CVR entitles its holder to receive additional cash payments of up to $6.50 per share, which were payable upon receipt of Food and Drug Administration (FDA) approval of Augment® Bone Graft and upon achieving certain revenue milestones. On September 1, 2015, Augment® Bone Graft received FDA approval and the first of the milestone payments associated with the CVRs was paid out at $3.50 per share, which totaled $98.1 million. The fair value of the CVRs outstanding at September 30, 2015 of $28.6 million was determined using the closing price of the security in the active market (Level 1). For the three and nine months ended September 30, 2015, the change in the value of the CVRs resulted in a $14.6 million loss and $7.3 million gain, respectively. For the three and nine months ended September 30, 2014, the change in the value of the CVRs resulted in a loss of $18.5 million and $51.3 million, respectively.
Changes in the fair value of contingent consideration are recorded in "Other (income) expense, net" in our condensed consolidated statements of operations.
The following table summarizes the valuation of our financial instruments measured at fair value on a recurring basis (in thousands):

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At September 30, 2015
Assets
Cash and cash equivalents	$254,435	$254,435	$—	$—
Available-for-sale marketable securities
Corporate debt securities	—	—	—	—
U.S. government debt securities	—	—	—	—
Total available-for-sale marketable securities	—	—	—	—

2020 Notes Hedges	102,226	—	—	102,226

Total	$356,661	$254,435	$—	$102,226

Liabilities
2017 Notes Conversion Derivative	$8,143	$—	$—	$8,143
2020 Notes Conversion Derivative	103,615	—	—	103,615
Contingent consideration	3,303	—	—	3,303
Contingent consideration (CVR)	28,590	28,590	—	—

Total	$143,651	$28,590	$—	$115,061

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2014
Assets
Cash and cash equivalents	$227,326	$227,326	$—	$—
Available-for-sale marketable securities
Corporate debt securities	566	—	566	—
U.S. Government debt securities	2,009	2,009	—	—
Total available-for-sale marketable securities	2,575	2,009	566	—

2017 Notes Hedges	80,000	—	—	80,000

Total	$309,901	$229,335	$566	$80,000

Liabilities
2017 Notes Conversion Derivative	$76,000	$—	$—	$76,000
Contingent consideration	1,705	—	—	1,705
Contingent consideration (CVR)	$133,981	133,981	$—	$—
Total	$211,686	$133,981	$—	$77,705

The following is a roll forward of our assets and liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3):

	Balance at December 31, 2014	Additions	Transfers into Level 3	Gain/(Losses) included in Earnings	Currency	Settlements	Balance at September 30, 2015

2017 Notes Hedges	$80,000	—	—	(10,236)	—	(69,764)	$—
2017 Notes Conversion Derivative	$(76,000)	—	—	18,705	—	49,152	$(8,143)
2020 Notes Hedges	$—	144,843	—	(42,617)	—	—	$102,226
2020 Notes Conversion Derivative	$—	(149,784)	—	46,169	—	—	$(103,615)
Contingent Consideration	$(1,705)	(1,501)	—	(144)	47	—	$(3,303)